COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 29, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Other Commitments [Line Items]
Operating Leases, Rent Expense, Net		$ 38,557	$ 49,573	$ 62,020	$ 62,364
Payments Of Mining Lease				$ 16,458	10,000
Lease Expiring Period		39 months		39 months
Lease Expiration Date		Jul. 31, 2018		Jul. 31, 2018
Deferred Rent Credit, Current		$ 6,447		$ 6,738	5,217
Deferred Rent Credit		6,447		11,250	15,988
Deferred Rent Credit, Noncurrent		0		4,512	$ 10,771
Sprott Resource Lending [Member]
Other Commitments [Line Items]
Payments for structuring fees	$ 200,000
Payments For Retainer fees	100,000
Line of Credit Facility, Maximum Borrowing Capacity	$ 20,000,000
Line of Credit Facility, Interest Rate During Period	9.00%
Line of Credit Facility, Expiration Period	3 years
Sprott Resource Lending [Member] | Prepaid Expenses and Other Current Assets [Member]
Other Commitments [Line Items]
Advance Payment To Lender		$ 369,240		$ 312,415